9. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
2013	$156,058
2014	159,995
2015	164,026
2016	168,089
2017	172,278
Thereafter	131,618
$952,064